Federated Hermes MDT All Cap Core Fund Investment Strategy - Class A C IS and R6 Shares [Member] - Federated Hermes MDT All Cap Core Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund’s investment adviser’s investment strategy utilizes a whole market, all-cap/all-style approach by selecting most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As the Fund’s sector exposure approximates the Russell 3000® Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, healthcare and consumer discretionary. As of July 31, 2026, companies in the Russell 3000® Index ranged in market capitalization from $0.4 million to $4.9 trillion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The investment adviser’s stock selection process is expected to result in investments in companies with both growth and value characteristics. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.